SHAREHOLDERS' EQUITY - Schedule of Expenses (Details) - Stock Options - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Compensation expense
Share-based compensation	$ 941	$ 1,177
Unrecognized compensation costs relating to stock option awards outstanding	1,476	1,926
General and Administration
Compensation expense
Share-based compensation	565	547
Research and Development
Compensation expense
Share-based compensation	172	297
Sales and Marketing
Compensation expense
Share-based compensation	$ 204	$ 333